NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
SCHEDULE OF NET INCOME (LOSS) PER SHARE

	Years ended December 31,
	2022	2023	2024

Numerator:
Net income (loss) attributable to the Company’s shareholders	814,727	237,499	(1,666,195)

Denominator:
Weighted average ordinary shares outstanding
Basic and diluted*	13,250,000	13,250,000	14,687,500

Net income (loss) per share
Basic and diluted	0.06	0.02	(0.11)

*	The shares amounts are presented on a retroactive basis (see Note 1).